Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Option Awards. While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed. As of December 31, 2025, there were no options outstanding under our Second Amended and Restated 2015 Incentive Plan or our Directors Equity Plan. The independent directors approve all equity awards granted to the executive officers. Approval of the equity awards for the executive officers generally occurs at the Committee’s regularly scheduled quarterly meeting in the first quarter of each year, although on occasion the Committee has approved new-hire, retention, or promotion grants outside of that cycle. It has been our recent practice to grant most of our equity awards in the form of RSUs.

Award Timing Method
Policies and Practices Related to the Timing of Option Awards. While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed. As of December 31, 2025, there were no options outstanding under our Second Amended and Restated 2015 Incentive Plan or our Directors Equity Plan. The independent directors approve all equity awards granted to the executive officers. Approval of the equity awards for the executive officers generally occurs at the Committee’s regularly scheduled quarterly meeting in the first quarter of each year, although on occasion the Committee has approved new-hire, retention, or promotion grants outside of that cycle. It has been our recent practice to grant most of our equity awards in the form of RSUs.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Policies and Practices Related to the Timing of Option Awards. While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed. As of December 31, 2025, there were no options outstanding under our Second Amended and Restated 2015 Incentive Plan or our Directors Equity Plan. The independent directors approve all equity awards granted to the executive officers. Approval of the equity awards for the executive officers generally occurs at the Committee’s regularly scheduled quarterly meeting in the first quarter of each year, although on occasion the Committee has approved new-hire, retention, or promotion grants outside of that cycle. It has been our recent practice to grant most of our equity awards in the form of RSUs.

MNPI Disclosure Timed for Compensation Value	false